	Union Street Partners Value Fund
Schedule of Investments		June 30, 2022 (unaudited)
		Shares	Fair Value
94.64%	COMMON STOCKS
18.11%	BANKS
	Bank of America Corp. . . . . . . . . .	52,350	$ 1,629,655
	Burke & Herbert Bank & Trust Co. . . . .	848	1,717,200
	Deutsche Bank AG* . . . . . . . . . .	110,000	961,400
	The Goldman Sachs Group, Inc. . . . . . . . . . .	5,300	1,574,206
	JPMorgan Chase & Co. . . . . . . . . .	25,000	2,815,250
	Wells Fargo & Co. . . . . . . . . . . .	22,200	869,574
			9,567,285
2.80%	BEVERAGES
	Diageo PLC ADR (Sponsored) . . . . . .	8,500	1,480,020
3.14%	COMMUNICATION SERVICES
	AT&T, Inc. . . . . . . . . . . . . . . .	68,500	1,435,760
	Warner Brothers Discovery* . . . . . . .	16,571	222,383
			1,658,143
19.01%	COMPUTERS
	Apple, Inc. . . . . . . . . . . . . . . .	29,250	3,999,060
	Intel Corp. . . . . . . . . . . . . . . .	26,900	1,006,329
	Microsoft Corp. . . . . . . . . . . . .	19,620	5,039,005
			10,044,394
1.51%	DIVERSIFIED MANUFACTURING
	General Electric Co. . . . . . . . . . .	12,552	799,186
5.58%	INDUSTRIAL
	The Boeing Co.* . . . . . . . . . . . .	8,950	1,223,644
	FedEx Corp. . . . . . . . . . . . . . .	7,600	1,722,996
			2,946,640
14.41%	MEDICAL
	Bausch Health Cos., Inc.* . . . . . . . .	104,600	874,456
	Bayer AG ADR (Sponsored) . . . . . . .	142,000	2,111,540
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QUARTERLY REPORT

	Union Street Partners Value Fund
Schedule of Investments - continued		June 30, 2022 (unaudited)
		Shares	Fair Value
	CVS Health Corp. . . . . . . . . . . .	22,000	$2,038,520
	Johnson & Johnson . . . . . . . . . .	7,680	1,363,277
	Merck & Co., Inc. . . . . . . . . . . . .	13,420	1,223,501
			7,611,294
11.19%	OIL
	Chevron Corp. . . . . . . . . . . . . .	14,000	2,026,920
	Exxon Mobil Corp. . . . . . . . . . . .	24,700	2,115,308
	Schlumberger Ltd. . . . . . . . . . . .	49,500	1,770,120
			5,912,348
1.83%	REAL ESTATE
	Simon Property Group, Inc. . . . . . . .	10,200	968,184
14.16%	RETAIL
	Dollar Tree, Inc.* . . . . . . . . . . . .	24,650	3,841,702
	LVMH Moet Hennessy Jouis Vuitton SE . .	7,700	941,094
	Target Corp. . . . . . . . . . . . . . .	11,600	1,638,268
	Walgreens Boot Alliance, Inc. . . . . . .	28,000	1,061,200
			7,482,264
2.90%	UTILITIES
	PG&E Corp.* . . . . . . . . . . . . . .	153,500	1,531,930
94.64%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		50,001,688
5.25%	MONEY MARKET FUNDS
	Fidelity® Investments Money Market
	Government Portfolio Institutional
	Class 1.21%** . . . . . . . . . . . .	2,773,636	2,773,636
99.89%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		52,775,324
0.11%	Other assets, net of liabilities . . . . . . . . . . . . . .		59,444
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$52,834,768

*Non-income producing

**Effective 7 day yield as of June 30, 2022

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

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QUARTERLY REPORT

Union Street Partners Value Fund

Schedule of Investments - continued	June 30, 2022 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total
Common Stocks . . . . . .	$50,001,688	$—	$—	$50,001,688
Money Market Funds . . . .	2,773,636	—	—	2,773,636
Total Investments . . . . . .	$52,775,324	$—	$—	$52,775,324

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2022.

At June 30, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $33,532,238 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . .	$21,609,901
Gross unrealized depreciation . .	(2,366,815)
Net unrealized appreciation . . .	$19,243,086

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QUARTERLY REPORT